LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2021	December 31,2020
Furniture and education equipment	$22,367	$13,703
Computer equipment and software	71,553	70,586
Leasehold improvements	71,579	70,811
	$165,499	$155,100
Less: accumulated depreciation	(122,911)	(101,124)
	$42,588	$53,976

Depreciation expense for the six months ended June 30, 2021 and 2020 was $26,014 and $19,502, respectively. The Company did not record any long-lived asset impairment losses during the six months ended June 30, 2021 and the year ended December 31, 2020.

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET
	2020	2019
Furniture and education equipment	$13,703	$27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
	$155,100	$156,658
Less: accumulated depreciation	(101,124)	(56,001)
	$53,976	$100,656

Depreciation expense for the years ended December 31, 2020 and 2019 was $39,051 and $37,087, respectively.

4. LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192

Depreciation expense for the years ended December 31, 2019 and 2018 was $37,087 and $40,131, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2019.